Compensation of the Management Board and the supervisory board - Compensation of the Management Board (Details)			2 Months Ended	12 Months Ended
	Jan. 01, 2021 USD ($)	Feb. 17, 2017	Dec. 31, 2019 USD ($) Options shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Options EquityInstruments shares	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2019 EUR (€) Options shares	Dec. 31, 2018 USD ($) Options shares	Dec. 31, 2018 EUR (€) Options shares
Key management personnel
Number of stock options held | Options			3,488,989		3,488,989				3,488,989	3,896,000	3,896,000
LTIP 2016
Key management personnel
Number of units or rights granted | EquityInstruments							632,804	614,985
Share-based compensation						€ 30,304,000	€ 4,152,000	€ 38,882,000
LTIP 2019
Key management personnel
Number of units or rights granted | EquityInstruments					817,089	817,089
Share-based compensation						€ 4,771,000	0	0
Number of performance shares held | shares			797,659		797,659				797,659
2011 Phantom stock awards
Key management personnel
Share-based compensation						5,724,000	(8,799,000)	€ 21,576,000
Mr. Michael Brosnan
Key management personnel
Basic compensation | $					$ 850,000
Bonus (in percentage)				30.00%
Amount paid for fringe benefits | $			$ 17,000	$ 257,000
Period for which compensation receivable related to non-competition covenant (in years)	2 years
Amount paid for non-compete compensation | $	$ 553,000
Future retirement pension | $	$ 405,000
Mr. Dominik Wehner
Key management personnel
Basic compensation						€ 425,000
Bonus (in percentage)					30.00%	30.00%
Amount paid for fringe benefits						€ 30,000
Mr. Ronald Kuerbitz
Key management personnel
Period for which compensation receivable related to non-competition covenant (in years)		2 years
Amount paid for non-compete compensation						90,000	515,000
Advisory fee						167,000	212,000
Future retirement pension						130,000
Roberto Fuste
Key management personnel
Amount paid for non-compete compensation						0	377,000
Advisory fee						0	377,000
Amount paid for pensions						274,000	261,000
Prof. Emanuele Gatti
Key management personnel
Amount paid for pensions						355,000	338,000
Dr Rainer Runte
Key management personnel
Advisory fee						0	226,000
Dr. Ben Lipps
Key management personnel
Advisory fee						568,000	€ 522,000
One-off payment for remaining term of agreement						€ 1,129,000
Management Board
Key management personnel
Period for which compensation receivable related to non-competition covenant (in years)					2 years	2 years
Non-compete compensation (in percentage of base salary)					30.00%	30.00%
Management Board | LTIP 2016
Key management personnel
Number of units or rights granted | EquityInstruments							73,315	73,746
Number of performance shares held | shares			211,878		211,878				211,878
Management Board | LTIP 2019
Key management personnel
Number of units or rights granted | EquityInstruments					114,999	114,999
Share-based compensation						€ 656,000	€ 0	€ 0
Number of performance shares held | shares			102,435		102,435				102,435
General Partner | Management Board
Key management personnel
Total						24,773,000	24,166,000
Non-performance-related compensation						7,122,000	6,532,000
Short-term performance related compensation						7,869,000	8,437,000
Long term incentive effects						9,782,000	9,197,000
Share-based compensation						2,623,000	3,414,000
Number of stock options held | Options			452,989		452,989				452,989	602,389	602,389
Pension obligation									€ 24,252,000		€ 24,535,000
Amount appropriated to the pension reserves						6,751,000	€ 5,071,000
Loans and advances for future compensation						€ 0
General Partner | Management Board | LTIP 2016
Key management personnel
Number of units or rights granted | EquityInstruments							73,315
Fair value of the performance shares granted										$ 94.11	€ 80.55
General Partner | Management Board | LTIP 2019
Key management personnel
Number of units or rights granted | EquityInstruments					114,999	114,999
Fair value of the performance shares granted			$ 69.71		$ 69.71				€ 62.10
General Partner | Management Board | Performance shares
Key management personnel
Number of performance shares held | shares			314,313		314,313				314,313	204,693	204,693
General Partner | Management Board | 2011 Phantom stock awards
Key management personnel
Number of phantom shares held | shares			23,336		23,336				23,336	54,711	54,711
General Partner | Management Board | Ms. Helen Giza | LTIP 2019
Key management personnel
Fair value of the performance shares granted									€ 60.58
General Partner | Management Board | Dr. Katarzyna Mazur-Hofs | LTIP 2016
Key management personnel
Fair value of the performance shares granted											€ 69.05
General Partner | Management Board | Former members
Key management personnel
Pension obligation									€ 37,373,000		€ 25,163,000